Loss per share	12 Months Ended
Dec. 31, 2025
Disclosure Of Earnings Per Share [Abstract]
Loss per share

18. Loss per share

The following reflects consolidated comprehensive loss and weighted average number of shares used in the basic and diluted loss per share computations:

	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Net loss attributed to shareholders	(8,535)	(13,680)	(17,887)
Basic weighted average number of shares (in 000s)	24,094	24,400	24,853
Basic and diluted loss per share	(0.35)	(0.56)	(0.72)

The outstanding stock options and warrants were excluded from the calculation of diluted loss per share because their effect is anti-dilutive.